Employee Benefit Plans and Postretirement Benefits	3 Months Ended
Mar. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

6. EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three months ended March 31, 2015 and 2014 (in millions):

	Pension		Healthcare		Other
	Three Months Ended March 31,		Three Months Ended March 31,		Three Months Ended March 31,
	2015	2014	2015	2014	2015	2014
	(in millions)
Service cost	$8	$7	$2	$2	$4	$4
Interest cost	28	34	12	13	1	4
Expected return on assets	(35)	(38)	(2)	(1)	—	—
Amortization of:
Prior service credit	—	—	(3)	(3)	—	—
Actuarial loss	21	16	7	1	—	—
Net periodic benefit cost	$22	$19	$16	$12	$5	$8